SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple	3	3	3
Risk free interest rate, minimum	0.23%	0.10%	0.10%
Risk free interest rate, maximum	2.35%	2.73%	2.77%
Volatility, minimum	37.00%	44.00%	53.00%
Volatility, maximum	55.00%	60.00%	63.00%
Dividend yield	0.00%	0.00%	0.00%